Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,040)	$ (9,542)	$ (168,534)	$ (36,866)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			441	75
Provision for doubtful accounts	789	8
Additions to content asset		(313)	(599)	(474)
Depreciation & amortization expense	667	236	1,837	1,021
Amortization of operating lease right of use assets	373	329	1,338
Content asset impairments			1,073
Stock-based compensation expense	2,673	1,150	10,167	1,637
Change in fair value of warrant liabilities	(13)		(90)
Non-cash interest expense		1,851	4,493	5,467
Loss on debt extinguishment			115,292
Other		(37)	(37)	(73)
Change in operating assets and liabilities:
Accounts receivable	3,849	(774)	(2,698)	(4,174)
Inventory		6	6	53
Prepaid expenses and other assets	1,888	180	9,824	(481)
Contract assets	(1,017)	1,563	(2,105)	(2,770)
Accounts payable and accrued expenses	(5,143)	(698)	(18,997)	4,685
Contract liabilities	(998)	(3,333)	(4,408)	6,790
Other current liabilities		(7)	(7)	(70)
Operating lease liabilities	(366)	(329)	(1,279)
NET CASH USED IN OPERATING ACTIVITIES	(11,338)	(9,710)	(54,283)	(25,180)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(101)	(1,903)	(4,148)	(730)
Purchase of intangible assets	(13)	(164)	(666)	(840)
Issuance of note receivable				(135)
NET CASH USED IN INVESTING ACTIVITIES	(114)	(2,067)	(4,814)	(1,705)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments of loan principal			(21,123)	(385)
Proceeds from issuance of loans payable		10,000	20,000
Proceeds from exercise of stock options	783	64
Value of shares withheld for taxes	169
Taxes paid related to net shares settlement of equity awards	127
Payment of deferred transaction costs		(725)
Proceeds from issuance of convertible debt				40,675
Issuance of common stock in connection with exercise of stock options			220	36
Payments of transaction fees by Legacy FaZe			(25,146)
Proceeds from recapitalization of B. Riley 150, net of B. Riley 150 redemptions and transaction costs			5,654
Proceeds from PIPE offering			100,000
Proceeds from exercise of preferred and common warrants			101
Short-term debt			(420)
Payment of debt issuance costs				(254)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,079	9,339	79,286	40,072
NET CHANGE IN CASH AND RESTRICTED CASH	(10,373)	(2,438)	20,189	13,187
Cash and restricted cash at beginning of period	37,807	17,618	17,618	4,431
CASH AND RESTRICTED CASH AT END OF PERIOD	27,434	15,180	37,807	17,618
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
Cash	26,834	14,580	37,207	17,018
Restricted cash	600	600	600	600
Cash and restricted cash	27,434	15,180	37,807	17,618
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITIES:
Cash paid for interest			3,027
SUPPLEMENTAL DISCLOSURE FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock in connection with litigation settlement			294	720
Capitalization of deferred transaction costs included in accounts payable		2,406		$ 4,899
Purchase of property, plant and equipment in accrued expenses		$ 1,019	28
Conversion of convertible notes and accrued interest into common stock under original contractual terms			195,177
Conversion of redeemable convertible preferred stock to common stock pursuant to Business Combination			33,705
Issuance of earnout shares			$ 1